Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2023
Analysis Of Other Comprehensive Income By Item [Abstract]
Schedule of changes in accumulated other comprehensive income (loss)
Changes in accumulated other comprehensive income (loss), net of taxes, are as follows:

For the years ended December 31,	2023							2022
								(restated, see Note 2)
	Balance, beginning of year (restated, see Note 2)	Transition adjustment	Balance, beginning of year (adjusted)	Other comprehensive income (loss)	Other	Balance, end of year		Balance, beginning of year	Transition adjustment	Balance, beginning of year (adjusted)	Other comprehensive income (loss)	Balance, end of year
Items that may be reclassified subsequently to income:
Unrealized foreign currency translation gains (losses), net of hedging activities	$1,630	$59	$1,689	$(339)	$—		$1,350	$953	$—	$953	$677	$1,630
Unrealized gains (losses) on FVOCI assets	(1,333)	494	(839)	485	—		(354)	266	(116)	150	(1,483)	(1,333)
Unrealized gains (losses) on cash flow hedges	(18)	—	(18)	17	—		(1)	(7)	—	(7)	(11)	(18)
Share of other comprehensive income (loss) in joint ventures and associates	(107)	—	(107)	(44)	—		(151)	(47)	—	(47)	(60)	(107)
Items that will not be reclassified subsequently to income:
Remeasurement of defined benefit plans	(149)	—	(149)	(105)	37	(1)	(217)	(320)	—	(320)	171	(149)
Share of other comprehensive income (loss) in joint ventures and associates	(5)	—	(5)	7	—		2	(2)	—	(2)	(3)	(5)
Revaluation surplus on transfers to investment properties	143	—	143	—	—		143	145	—	145	(2)	143
Total	$161	$553	$714	$21	$37		$772	$988	$(116)	$872	$(711)	$161
Total attributable to:
Participating account	$(3)	$—	$(3)	$9	$—		$6	$2	$—	$2	$(5)	$(3)
Non-controlling interests	4	—	4	(3)	—		1	—	—	—	4	4
Shareholders	160	553	713	15	37		765	986	(116)	870	(710)	160
Total	$161	$553	$714	$21	$37		$772	$988	$(116)	$872	$(711)	$161

(1)    During 2023, the Company transferred cumulative remeasurement losses of $37 from Accumulated other comprehensive income (loss) to Retained earnings due to the sale of Sun Life UK.